Other Income - Schedule of Other Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income [Abstract]
Grant income	$ 10,147	$ 15,060	$ 26,600
Sales tax refund			61,359
Gain on reversal of asset retirement obligations			215,637
Other income	400,256	42,964	105,959
Total	$ 410,403	$ 58,024	$ 409,555